Property, Plant and Equipment and right of use assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment and right of use assets

Note 9 - Property, Plant and Equipment and right of use assets:

2021

	Computers and office equipment	Right-of- use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2021	904	4,996	3,391	48,274	57,565
Acquisitions as part of business combination	1,230	2,660	341	2,036	6,267
Additions during the year	1,827	19,459	4,391	8,488	34,165
Balance as of December 31, 2021	3,961	27,115	8,123	58,798	97,997

Less accumulated depreciation
Balance as of January 1, 2021	160	869	527	2,539	4,095
Additions during the year	569	2,277	831	3,716	7,393
Balance as of December 31, 2021	729	3,146	1,358	6,255	11,488

Property, plant and equipment, net, as of December 31, 2021	3,232	23,969	6,765	52,543	86,509

2020

	Computers and office equipment	Right-of-use asset	Machinery and equipment	Buildings and greenhouses	Total
	NIS in thousands
Cost
Balance as of January 1, 2020	426	2,957	1,677	27,932	32,992
Acquisitions as part of business combination	276	2,039	-	889	3,204
Additions during the year	202	-	1,714	19,453	21,369
Balance as of December 31, 2020	904	4,996	3,391	48,274	57,565

Less accumulated depreciation
Balance as of January 1, 2020	71	246	138	387	842
Additions during the year	89	623	389	2,152	3,253
Balance as of December 31, 2020	160	869	527	2,539	4,095

Property, plant and equipment, net, as of December 31, 2020	744	4,127	2,864	45,735	53,470